UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Group Emerging Markets Total Opportunities FundSM

Investment portfolio

July 31, 2017

unaudited

Common stocks 43.68% Asia-Pacific 20.47% China 5.82%	Shares	Value (000)
Alibaba Group Holding Ltd. (ADR)1	3,300	$511
Boer Power Holdings Ltd.2	919,000	269
China Mengniu Dairy Co.2	103,306	201
China Pacific Insurance (Group) Co., Ltd., Class H2	78,000	344
China Resources Land Ltd.2	90,000	289
China Unicom (Hong Kong) Ltd.1,2	234,000	340
Ctrip.com International, Ltd. (ADR)1	15,200	908
Haitian International Holdings Ltd.2	326,000	935
Hutchison China MediTech Ltd. (ADR)	7,912	175
IMAX China Holding, Inc.2	87,170	230
Longfor Properties Co. Ltd.2	420,500	1,057
Minth Group Ltd.2	270,700	1,245
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. Class H2	449,500	1,646
Shanghai Pharmaceutical (Group) Co., Ltd., Class H2	254,200	674
		8,824
Hong Kong 2.67%
AIA Group Ltd.2	174,600	1,377
Cheung Kong Property Holdings Ltd.2	19,000	154
Chow Sang Sang Holdings International Ltd.2	248,000	579
Sands China Ltd.2	265,200	1,231
Wynn Macau, Ltd.2	323,600	701
		4,042
India 4.38%
Bharti Airtel Ltd.2	242,222	1,581
Godrej Consumer Products Ltd.2	8,200	133
Housing Development Finance Corp. Ltd.2	10,554	294
ICICI Bank Ltd.2	422,723	1,987
IDFC Bank Ltd.2	837,636	777
Info Edge (India) Ltd.2	44,627	691
Lupin Ltd.2	6,008	97
Steel Authority of India Ltd.2	697,257	687
Torrent Power Ltd.2	138,756	393
		6,640
Indonesia 0.90%
Astra International Tbk PT2	189,400	113
Bank Central Asia Tbk PT2	372,000	522
Matahari Department Store Tbk PT2	309,600	295
PT Surya Citra Media Tbk2	2,450,700	434
		1,364
Japan 0.74%
Murata Manufacturing Co., Ltd.2	7,200	1,122

Capital Group Emerging Markets Total Opportunities Fund — Page 1 of 13

unaudited

Common stocks Asia-Pacific (continued) Malaysia 0.16%	Shares	Value (000)
IJM Corp. Bhd.2	300,300	$243
Singapore 0.66%
Oversea-Chinese Banking Corp. Ltd.2	118,500	993
South Korea 1.18%
Hankook Tire Co., Ltd.2	4,749	265
KT Corp. (ADR)	12,600	229
Samsung Electronics Co., Ltd.2	599	1,290
		1,784
Taiwan 3.96%
AirTAC International Group2	48,754	660
ASUSTeK Computer Inc.2	16,820	156
CTCI Corp. (Taiwan)2	347,000	566
Delta Electronics, Inc.2	132,781	706
Ginko International Co., Ltd.2	94,000	867
MediaTek Inc.2	126,000	1,110
Taiwan Semiconductor Manufacturing Co., Ltd.2	273,000	1,935
		6,000
		31,012
Other markets 9.49% Australia 0.71%
Newcrest Mining Ltd.2	66,196	1,069
Canada 1.14%
Barrick Gold Corp.	49,100	830
First Quantum Minerals Ltd.	32,600	361
Potash Corp. of Saskatchewan Inc. (CAD denominated)	29,700	531
		1,722
Denmark 0.78%
Carlsberg A/S, Class B2	10,668	1,187
Germany 0.68%
Hapag-Lloyd AG2	26,200	1,036
Italy 0.35%
Tenaris SA (ADR)	16,843	531
Netherlands 0.25%
Unilever NV, depository receipts2	6,446	376
Norway 0.43%
BW LPG Ltd.2	144,948	653

Capital Group Emerging Markets Total Opportunities Fund — Page 2 of 13

unaudited

Common stocks Other markets (continued) Portugal 0.57%	Shares	Value (000)
EDP - Energias de Portugal, SA2	245,000	$870
Switzerland 0.78%
Dufry AG1,2	3,037	484
LafargeHolcim Ltd.2	11,589	694
		1,178
United Kingdom 1.73%
British American Tobacco PLC2	19,300	1,203
PZ Cussons PLC2	241,300	1,155
Tullow Oil PLC1,2	117,342	261
		2,619
United States 2.07%
AES Corp.	64,700	723
Cobalt International Energy, Inc.1	8,020	21
Ensco PLC, Class A	229,000	1,211
MercadoLibre, Inc.	4,100	1,183
		3,138
		14,379
Latin America 6.96% Brazil 3.90%
CCR SA, ordinary nominative	196,374	1,076
Hypermarcas SA, ordinary nominative	58,400	524
IRB Brasil Resseguros SA1	42,000	394
IRB Brasil Resseguros SA1	11,100	101
Lojas Americanas SA, ordinary nominative	21,600	89
Lojas Americanas SA, preferred nominative	166,700	838
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)1	178,860	1,576
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)1	60,700	516
Vale SA, Class A, preferred nominative (ADR)	85,500	803
		5,917
Chile 0.82%
Enel Américas SA (ADR)	54,614	546
Inversiones La Construcción SA	52,477	698
		1,244
Mexico 2.24%
América Móvil, SAB de CV, Series L (ADR)	125,600	2,220
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)1	53,877	523
Fibra Uno Administración, SA de CV REIT	201,800	373
Grupo Sanborns, SAB de CV, Series B1	177,100	214
Urbi Desarrollos Urbanos, SA de CV (Mexico)1	138,626	63
		3,393
		10,554
Eastern Europe and Middle East 4.71% Czech Republic 0.16%
MONETA Money Bank, AS, non-registered shares2	65,562	236

Capital Group Emerging Markets Total Opportunities Fund — Page 3 of 13

unaudited

Common stocks Eastern Europe and Middle East (continued) Greece 0.27%	Shares	Value (000)
Titan Cement Co. SA1,2	14,810	$416
Russian Federation 2.09%
Alrosa PJSC2	397,268	556
Global Ports Investments PLC (GDR)2	131,647	474
Globaltrans Investment PLC (GDR)2	10,748	83
Magnit PJSC2	672	107
MegaFon PJSC (GDR)2	34,202	329
Rosneft Oil Co. PJSC (GDR)2	35,600	183
Sberbank of Russia PJSC (ADR)2	13,800	161
Yandex NV, Class A1	44,000	1,275
		3,168
Spain 0.93%
Banco Bilbao Vizcaya Argentaria, SA2	21,643	196
Banco Santander, SA2	177,832	1,214
		1,410
United Arab Emirates 1.26%
DP World Ltd.2	37,779	868
First Abu Dhabi Bank PJSC, non-registered shares2	228,581	663
Union National Bank PJSC2	306,974	379
		1,910
		7,140
Africa 2.05% South Africa 2.05%
Discovery Ltd.2	59,274	631
Mr Price Group Ltd.2	72,603	954
MTN Group Ltd.2	21,250	191
Naspers Ltd., Class N2	6,029	1,331
		3,107
Total common stocks (cost: $60,697,000)		66,192
Preferred securities 0.35% Asia-Pacific 0.35% India 0.35%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	3,514,582	531
Rights & warrants 0.18% Eastern Europe and Middle East 0.18% Kingdom of Saudi Arabia 0.18%
Savola Group Co., warrants, expire 20202,3	22,500	270

Capital Group Emerging Markets Total Opportunities Fund — Page 4 of 13

unaudited

Convertible bonds 1.12% Other markets 1.12% United States 1.12%	Principal?amount (000)	Value (000)
Cobalt International Energy, Inc., convertible notes, 2.625% 2019	$332	$100
Cobalt International Energy, Inc., convertible notes, 3.125% 2024	2,051	538
Weatherford International PLC 5.875% 2021	995	1,058
		1,696
Bonds, notes & other debt instruments 39.37% Latin America 20.35% Argentina 2.58%
Argentine Republic 2.50% 20214	ARS4,756	255
Argentine Republic 6.875% 2021	$985	1,062
Argentine Republic 18.20% 2021	ARS1,700	100
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 21.472% 20225	7,400	403
Argentine Republic 16.00% 2023	2,158	126
Argentine Republic 7.50% 2026	$1,450	1,562
Argentine Republic 15.50% 2026	ARS2,655	168
YPF SA 8.50% 2025	$210	234
		3,910
Brazil 4.81%
Brazil (Federative Republic of) 6.00% 20184	BRL745	242
Brazil (Federative Republic of) 10.00% 2018	950	307
Brazil (Federative Republic of) 0% 2020	4,900	1,224
Brazil (Federative Republic of) 6.00% 20224	2,066	687
Brazil (Federative Republic of) 6.00% 20244	653	220
Brazil (Federative Republic of) 10.00% 2025	5,990	1,940
Brazil (Federative Republic of) 10.00% 2027	900	290
Brazil (Federative Republic of) 6.00% 20504	2,659	934
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20223,6	$575	206
Petrobras Global Finance Co. 6.25% 2024	230	240
Petrobras Global Finance Co. 8.75% 2026	365	430
Petrobras International Finance Co. 5.375% 2021	267	275
Vale SA 6.25% 2026	260	290
		7,285
Chile 0.08%
Emgesa SA ESP 8.75% 2021	COP125,000	43
Enersis Américas SA 4.00% 2026	$85	86
		129
Colombia 1.25%
Colombia (Republic of), Series B, 7.50% 2026	COP2,400,000	844
Colombia (Republic of), Series B, 6.00% 2028	1,372,800	430
Ecopetrol SA 5.875% 2023	$215	237
Ecopetrol SA 5.375% 2026	361	380
		1,891
Dominican Republic 0.97%
Dominican Republic 5.50% 20253	248	262
Dominican Republic 6.875% 20263	100	114
Dominican Republic 5.95% 20273	363	389

Capital Group Emerging Markets Total Opportunities Fund — Page 5 of 13

unaudited

Bonds, notes & other debt instruments Latin America (continued) Dominican Republic (continued)	Principal?amount (000)	Value (000)
Dominican Republic 7.45% 2044	$210	$248
Dominican Republic 6.85% 2045	410	451
		1,464
Honduras 0.40%
Honduras (Republic of) 8.75% 2020	200	230
Honduras (Republic of) 7.50% 20246	200	225
Honduras (Republic of) 6.25% 20273	150	158
		613
Mexico 5.52%
BBVA Bancomer SA 6.50% 2021	150	166
CEMEX Finance LLC 9.375% 2022	200	213
Comision Federal de Electricidad, Series 2014-2 7.35% 2025	MXN2,480	132
Comision Federal de Electricidad 6.125% 20453	$200	216
Elementia SAB de CV 5.50% 20253	200	211
Petroleos Mexicanos 3.50% 2020	545	558
Petróleos Mexicanos 6.375% 2021	140	154
Petróleos Mexicanos 4.50% 2026	612	611
Petróleos Mexicanos 7.47% 2026	MXN2,000	101
Red de Carreteras de Occidente 9.00% 20286	7,000	381
United Mexican States, Series M, 8.00% 2020	4,700	273
United Mexican States, Series M20, 10.00% 2024	18,400	1,225
United Mexican States 4.50% 20254	1,442	89
United Mexican States, Series M, 5.75% 2026	16,640	869
United Mexican States, Series M, 7.50% 2027	26,000	1,528
United Mexican States 4.00% 20404	13,665	824
United Mexican States 6.05% 2040	$266	318
United Mexican States 5.55% 2045	100	113
United Mexican States 4.60% 2046	389	386
		8,368
Panama 0.72%
ENA Norte Trust 4.95% 20286	197	205
Panama (Republic of) 7.125% 2026	400	514
Panama (Republic of) 4.50% 20476	360	371
		1,090
Paraguay 0.14%
Paraguay (Republic of) 4.70% 2027	200	208
Peru 3.44%
Banco de Credito del Peru 6.875% 2026	350	398
Peru (Republic of) 6.35% 2028	PEN6,840	2,243
Peru (Republic of) 6.15% 2032	4,165	1,322
Peru (Republic of) 6.90% 2037	3,700	1,254
		5,217
Uruguay 0.44%
Uruguay (Oriental Republic of) 9.875% 2022	UYU17,486	662
		30,837

Capital Group Emerging Markets Total Opportunities Fund — Page 6 of 13

unaudited

Bonds, notes & other debt instruments Eastern Europe and Middle East 8.16% Hungary 1.02%	Principal?amount (000)	Value (000)
Hungary 4.125% 2018	$180	$182
Hungary 4.00% 2019	104	107
Hungary 6.25% 2020	205	224
Hungary 5.75% 2023	886	1,023
		1,536
Kingdom of Saudi Arabia 0.38%
Saudi Arabia (Kingdom of) 3.25% 20263	585	580
Poland 0.26%
Poland (Republic of), Series 0922, 5.75% 2022	PLN970	308
Poland (Republic of), Series 0726, 2.50% 2026	335	88
		396
Russian Federation 2.88%
Russian Federation 7.50% 2018	RUB4,500	75
Russian Federation 7.50% 2021	48,500	802
Russian Federation 7.60% 2021	82,900	1,375
Russian Federation 7.00% 2023	131,470	2,115
		4,367
Spain 0.32%
Banco Bilbao Vizcaya Argentaria (3-month EURIBOR + 0.60%) 0.269% 20225	€400	480
Turkey 3.30%
Akbank TAS 7.20% 20273	$215	225
Koc Financial Services AS 5.75% 20223	200	206
Turkey (Republic of) 3.00% 20224	TRY5,453	1,566
Turkey (Republic of) 9.50% 2022	2,650	727
Turkey (Republic of) 11.00% 2022	455	131
Turkey (Republic of) 4.25% 2026	$1,100	1,059
Turkey (Republic of) 6.00% 2027	450	485
Turkey (Republic of) 5.75% 2047	600	598
		4,997
		12,356
Asia-Pacific 7.16% Hong Kong 0.34%
Wynn Macau, Ltd. 5.25% 20213	300	307
Wynn Macau, Ltd. 5.25% 2021	200	204
		511
India 3.05%
India (Republic of) 7.80% 2021	INR10,500	171
India (Republic of) 8.83% 2023	12,300	212
India (Republic of) 8.60% 2028	122,250	2,110
India (Republic of) 7.61% 2030	65,930	1,090
India (Republic of) 9.20% 2030	9,300	171
India (Republic of) 7.73% 2034	52,000	867
		4,621

Capital Group Emerging Markets Total Opportunities Fund — Page 7 of 13

unaudited

Bonds, notes & other debt instruments Asia-Pacific (continued) Indonesia 1.86%	Principal?amount (000)	Value (000)
Indonesia (Republic of) 8.25% 2021	IDR11,200,000	$884
Indonesia (Republic of) 3.75% 2022	$300	311
Indonesia (Republic of), Series 70, 8.375% 2024	IDR2,250,000	183
Indonesia (Republic of) 4.125% 20253	$725	755
Indonesia (Republic of) 4.75% 2026	510	551
Indonesia (Republic of), Series 59, 7.00% 2027	IDR1,800,000	136
		2,820
Islamic Republic of Pakistan 0.58%
Pakistan (Islamic Republic of) 6.75% 2019	$250	262
Pakistan (Islamic Republic of) 7.25% 2019	200	209
Pakistan (Islamic Republic of) 5.50% 20213	200	206
Pakistan (Islamic Republic of) 5.50% 2021	200	206
		883
Philippines 0.18%
Philippines (Republic of the) 6.25% 2036	PHP12,000	269
Sri Lanka 1.15%
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$500	519
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	400	432
Sri Lanka (Democratic Socialist Republic of) 6.20% 20273	775	800
		1,751
		10,855
Africa 2.33% Gabon 0.13%
Gabonese Republic 6.95% 2025	200	200
Ghana 0.19%
Ghana (Republic of) 21.00% 2020	GHS425	101
Ghana (Republic of) 24.75% 2021	185	50
Ghana (Republic of) 19.00% 2026	540	128
		279
Republic of Kenya 0.22%
Kenya (Republic of) 6.875% 20243	$325	333
South Africa 1.10%
Myriad International Holdings 5.50% 2025	200	217
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR1,900	143
South Africa (Republic of), Series R-209, 6.25% 2036	17,367	940
South Africa (Republic of), Series R-214, 6.50% 2041	7,026	373
		1,673

Capital Group Emerging Markets Total Opportunities Fund — Page 8 of 13

unaudited

Bonds, notes & other debt instruments Africa (continued) Zambia 0.69%	Principal?amount (000)	Value (000)
Zambia (Republic of) 11.00% 2021	ZMW6,075	$552
Zambia (Republic of) 13.00% 2026	2,500	220
Zambia (Republic of) 13.00% 2026	1,125	98
Zambia (Republic of) 14.00% 2032	2,125	180
		1,050
		3,535
Other markets 1.37% Jamaica 0.13%
Digicel Group Ltd. 8.25% 2020	$200	192
Netherlands 0.14%
IHS Netherlands Holdco BV 9.50% 2021	200	206
Portugal 1.03%
Portuguese Government 5.65% 2024	€1,080	1,565
United States 0.07%
Weatherford International PLC 9.875% 20243	$100	108
		2,071
Total bonds, notes & other debt instruments (cost: $57,961,000)		59,654
Short-term securities 14.33%
Argentinian Treasury Bills 1.94% - 2.03% due 8/25/2017 - 9/15/2017	1,460	1,457
Egyptian Treasury Bills 3.61% - 19.37% due 8/1/2017 - 5/1/2018	49,500	2,575
Federal Home Loan Bank 0.97% - 1.04% due 8/7/2017 - 9/15/2017	12,400	12,390
Old Line Funding, LLC 1.18% due 8/16/20173	1,400	1,399
Sumitomo Mitsui Banking Corp. 1.09% due 8/8/20173	3,900	3,899
Total short-term securities (cost: $21,760,000)		21,720
Total investment securities 99.03% (cost: $143,765,000)		150,063
Other Assets 0.97%		1,472
Net assets 100.00%		151,535

Capital Group Emerging Markets Total Opportunities Fund — Page 9 of 13

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 7/31/2017 (000)
Purchases (000)	Sales (000)
USD432	MXN7,821	JPMorgan Chase	8/3/2017	$(7)
USD432	MXN7,829	JPMorgan Chase	8/3/2017	(7)
USD952	GBP736	Citibank	8/7/2017	(19)
USD674	ZAR9,128	Citibank	8/10/2017	(17)
USD227	GBP176	Goldman Sachs	8/14/2017	(6)
CZK37,258	USD1,635	JPMorgan Chase	8/18/2017	58
USD266	KRW299,175	Citibank	8/21/2017	(1)
USD296	TWD8,988	Citibank	8/21/2017	(2)
USD2,886	TWD87,715	Citibank	8/21/2017	(22)
USD2,334	BRL7,452	Citibank	8/21/2017	(46)
USD4,206	BRL13,354	Citibank	8/21/2017	(57)
USD3,174	MXN55,895	JPMorgan Chase	8/24/2017	48
CZK14,482	USD650	JPMorgan Chase	8/25/2017	9
USD199	EUR171	JPMorgan Chase	8/28/2017	(3)
USD1,394	BRL4,424	JPMorgan Chase	8/28/2017	(17)
USD519	CNH3,795	Bank of America, N.A.	1/3/2018	(40)
USD1,245	CNH9,095	JPMorgan Chase	1/3/2018	(96)
				$(225)

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $34,088,000, which represented 22.50% of the net assets of the fund. This amount includes $33,818,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,643,000, which represented 7.02% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	Coupon rate may change periodically.
6	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Guardian Trust Company ("CGTC"), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Capital Group Emerging Markets Total Opportunities Fund — Page 10 of 13

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $16,204,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Capital Group Emerging Markets Total Opportunities Fund — Page 11 of 13

unaudited

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$1,823	$29,188	$—	$31,011
Other markets	5,391	8,988	—	14,379
Latin America	10,553	—	—	10,553
Eastern Europe and Middle East	1,275	5,866	—	7,141
Africa	—	3,108	—	3,108
Preferred securities	531	—	—	531
Rights & warrants	—	270	—	270
Convertible bonds	—	1,696	—	1,696
Bonds, notes & other debt instruments
Latin America	—	30,628	—	30,628
Eastern Europe and Middle East	—	12,357	—	12,357
Asia-Pacific	—	10,855	—	10,855
Africa	—	3,535	—	3,535
Other markets	—	2,071	—	2,071
Short-term securities	—	21,720	—	21,720
Total	$19,573	$130,490	$—	$150,063

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$115	$—	$115
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(340)	—	(340)
Total	$—	$(225)	$—	$(225)

*	Securities with a value of $41,425,000, which represented 27.34% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$17,216
Gross unrealized depreciation on investment securities	(11,375)
Net unrealized appreciation on investment securities	5,841
Cost of investment securities	144,222

Capital Group Emerging Markets Total Opportunities Fund — Page 12 of 13

unaudited

Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
ARS = Argentine pesos	KRW = South Korean won
BRL = Brazilian reais	MXN = Mexican pesos
CAD = Canadian dollars	PEN = Peruvian nuevos soles
CNH = Chinese yuan renminbi	PHP = Philippine pesos
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	RUB = Russian rubles
EUR/€ = Euros	TRY = Turkish lira
EURIBOR = Euro Interbank Offered Rate	TWD = New Taiwan dollars
GBP = British pounds	USD/$ = U.S. dollars
GDR = Global Depositary Receipts	UYU = Uruguayan pesos
GHS = Ghanaian cedi	ZAR = South African rand
IDR = Indonesian rupiah	ZMW = Zambian kwacha

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-370-0917O-S63573	Capital Group Emerging Markets Total Opportunities Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2017